11. Recoverable taxes (Details 1) R$ in Millions	Dec. 31, 2018 BRL (R$)
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 2,307
Up to 1 year
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	347
From 1 to 2 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	401
From 2 to 3 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	408
From 3 to 4 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	389
From 4 to 5 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	193
More than 5 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 569